CONTINGENT LIABILITIES AND CONTINGENT ASSETS	12 Months Ended
Jun. 30, 2021
Contingent Liabilities And Contingent Assets
CONTINGENT LIABILITIES AND CONTINGENT ASSETS	32. CONTINGENT LIABILITIES AND CONTINGENT ASSETS The Company had no contingent liabilities at June 30, 2021 (2020: nil).